Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Information [Abstract]
Summary of reportable business segments
	Three Months Ended March 31,
	2014	2013
Revenues:
TCM raw materials	$1,043,980	$896,161
Yew trees	964,306	856,954
Handicrafts	59,691	45,825
	2,067,977	1,798,940
Cost of revenues:
TCM raw materials	232,340	199,960
Yew trees	249,331	360,687
Handicrafts	46,063	18,022
	527,734	578,669
Depreciation and amortization:
TCM raw materials	125,736	89,244
Yew trees	13,700	8,561
Handicrafts	7,819	7,752
Other	27,699	39,961
	174,954	145,518
Net income (loss):
TCM raw materials	796,227	696,201
Yew trees	694,336	496,267
Handicrafts	14,682	27,803
Other	(130,004)	(277,950)
	$1,375,241	$942,321

	March 31, 2014
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$20,048,846	$616,598	$85,595	$273,983	$21,025,022

	December 31, 2013
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$20,953,562	$632,583	$94,124	$306,371	$21,986,640

	For the Years Ended December 31,
	2013	2012
Revenues:
TCM raw materials	$4,170,748	$3,745,348
Yew trees	3,011,728	2,819,968
Handicrafts	257,172	162,208
	7,439,648	6,727,524
Cost of revenues:
TCM raw materials	1,117,407	615,956
Yew trees	1,097,470	578,296
Handicrafts	192,523	84,805
	2,407,400	1,279,057
Depreciation and amortization:
TCM raw materials	370,564	337,949
Yew trees	24,586	37,440
Handicrafts	22,900	31,346
Other	143,466	157,096
	561,516	563,831
Net income (loss):
TCM raw materials	3,053,341	3,129,393
Yew trees	1,914,257	2,241,672
Handicrafts	64,649	77,402
Other	(1,132,515)	(3,242,200)
	$3,899,732	$2,206,267

	December 31, 2013
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$20,953,562	$632,583	$94,124	$306,371	$21,986,640

	December 31, 2012
	TCM raw materials	Yew trees	Handicrafts	Other	Total
Identifiable long-lived assets, net	$14,983,045	$734,212	$122,491	$374,539	$16,214,287